Employees' Stock Incentive Plans and Management Incentive Plans (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended					38 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			7 Months Ended	11 Months Ended								0 Months Ended	11 Months Ended		11 Months Ended	0 Months Ended
	Jun. 08, 2013	Jun. 07, 2013	Dec. 29, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Feb. 15, 2012	Apr. 27, 2011	Feb. 15, 2011	Apr. 29, 2012	Dec. 29, 2013 Fiscal Year 2003 Stock Incentive Plan [Member]	Apr. 28, 2013 Fiscal Year 2003 Stock Incentive Plan [Member]	Apr. 29, 2012 Fiscal Year 2003 Stock Incentive Plan [Member]	Apr. 27, 2011 Fiscal Year 2003 Stock Incentive Plan [Member]	Dec. 29, 2013 H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] Selling, General and Administrative Expenses [Member] Long-term Performance Program [Member]	Apr. 28, 2013 Predecessor [Member] Selling, General and Administrative Expenses [Member] Long-term Performance Program [Member]	Apr. 29, 2012 Predecessor [Member] Selling, General and Administrative Expenses [Member] Long-term Performance Program [Member]	Apr. 27, 2011 Predecessor [Member] Selling, General and Administrative Expenses [Member] Long-term Performance Program [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Selling, General and Administrative Expenses [Member] Long-term Performance Program [Member]	Dec. 29, 2013 Stock Option Awards Granted Fiscal 2004 Through 2006 [Member]	Dec. 29, 2013 Stock Option Awards Granted Fiscal 2006 Through Current [Member]	Dec. 29, 2013 Stock Option Awards Granted in Fiscal 2013 [Member]	Apr. 28, 2013 Restricted Stock [Member]	Apr. 29, 2012 Restricted Stock [Member]	Apr. 27, 2011 Restricted Stock [Member]	Oct. 16, 2013 Employee Stock Option [Member] H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]	Dec. 29, 2013 Employee Stock Option [Member] H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]	Oct. 31, 2013 Employee Stock Option [Member] H.J. Heinz Holding Corporation 2013 Omnibus Incentive Plan [Member]	Dec. 29, 2013 Employee Stock Option [Member] Predecessor [Member]	Aug. 28, 2012 Management Development and Compensation Committee [Member] Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Business Acquisition per share price 2	$ 72.50
Vested in Period, Fair Value		$ 24,300,000
Number of Shares Authorized													18,900,000																		9,440,000	9,400,000				39,600,000
Term period																												10 years	7 years	10 years
Options granted, Number of Options			14,300,000	1,540,000		1,649,000		1,733,000									1,540,000								14,300,000									14,300,000				10,000,000
Grants in Period											1,540,340																							14,300,000
Deferred Compensation Arrangement with Individual, Exercise Price																																		$ 10.00
Vesting period															5 years													1 year	4 years								4 years
Pre-tax compensation cost																					3,800,000	17,300,000	18,400,000	21,500,000			0								1,400,000
Excess Tax Benefit from Share-based Compensation, Operating Activities		14,400,000		8,100,000		7,500,000		12,400,000
Excess Tax Benefit from Share-based Compensation, Financing Activities		36,700,000		10,300,000		7,600,000		8,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 5.79	$ 5.80	$ 5.36			$ 5.79								$ 2.43
Proceeds from Stock Options Exercised		900,000			113,500,000	82,700,000		154,800,000								886,000		113,477,000	82,714,000	154,774,000						0
Deferred Tax Expense from Stock Options Exercised		18,300,000		51,100,000		15,100,000		21,000,000
Unrecognized compensation costs					4,600,000	6,400,000				6,400,000					33,300,000																24,900,000	27,600,000	29,400,000
Restricted Stock or Unit Expense		21,700,000		2,600,000	23,600,000	25,700,000		23,200,000
Discount from Market Price, Offering Date										95.00%
Stock Issued During Period, Shares, Employee Stock Purchase Plans				5,000,000			121,460		165,635
Other Labor-related Expenses		$ 3,000,000		$ 15,000,000	$ 32,000,000	$ 34,000,000		$ 45,000,000
Expected term (years)				5 years	7 years	5 years		5 years 6 months																				10 years	7 years